Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Sep. 30, 2025
Classes of current inventories [abstract]
Raw materials	€ 76,797	€ 71,951
Work in progress	72,355	64,525
Finished goods	682,769	567,941
Inventories	€ 831,921	€ 704,417